Taxation (Schedule of Movement of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Taxation
Balance at beginning of the year	¥ (30,196)	¥ (58,568)
Current period deduction/(addition)	(28,236)	28,372
Balance at the end of the year	¥ (58,432)	¥ (30,196)